UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Essex Woodlands Health Ventures
Address: 21 Waterway Ave
         Suite 225
         The Woodlands, TX  77380

13F File Number:  028-14839

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Kolodziejcyk
Title:     Chief Financial Officer
Phone:     281-364-1555

Signature, Place, and Date of Signing:

 /s/  Richard Kolodziejcyk     The Woodlands, TX/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $128,089 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABIOMED INC                    COM              003654100    58810  3150000 SH       SOLE                  3150000        0        0
ACURA PHARMACEUTICALS INC      COM NEW          00509L703    21272 10294886 SH       SOLE                 10294886        0        0
CHINA CORD BLOOD CORP          SHS              G21107100     3040  1037690 SH       SOLE                  1037690        0        0
CURIS INC                      COM              231269101      767   233797 SH       SOLE                   233797        0        0
ECHO THERAPEUTICS INC          COM              27876L107       97   123186 SH       SOLE                   123186        0        0
ENDOLOGIX INC                  COM              29266S106    18822  1165428 SH       SOLE                  1165428        0        0
HORIZON PHARMA INC             COM              44047T109    14604  5815940 SH       SOLE                  5815940        0        0
MEDICINOVA INC                 COM NEW          58468P206     3137  1170370 SH       SOLE                  1170370        0        0
PALATIN TECHNOLOGIES INC       COM PAR $ .01    696077403       14    23928 SH       SOLE                    23928        0        0
SOLTA MED INC                  COM              83438K103     2927  1330219 SH       SOLE                  1330219        0        0
ZIOPHARM ONCOLOGY INC          COM              98973P101     4599  2764908 SH       SOLE                  2764908        0        0